Expense Example {- Computers Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Computers Portfolio - Computers Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918